Credit Quality (Details) - AUD ($) $ in Millions	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Credit commitments on held for sale assets
Credit quality
Exposure to credit risk	$ 0	$ 828	$ 439
Credit risk | Loans | Housing
Credit quality
Exposure to credit risk	516,403	514,055	497,098
Credit risk | Loans | Housing | Performing - Stage 1
Credit quality
Exposure to credit risk	452,004	456,919	461,286
Credit risk | Loans | Housing | Performing - Stage 2
Credit quality
Exposure to credit risk	59,831	51,675	30,090
Credit risk | Loans | Housing | Non-performing - Stage 3
Credit quality
Exposure to credit risk	4,568	5,461	5,722
Credit risk | Loans | Housing | Strong
Credit quality
Exposure to credit risk	425,568	419,208	401,085
Credit risk | Loans | Housing | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	401,201	398,043	394,406
Credit risk | Loans | Housing | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	24,367	21,165	6,679
Credit risk | Loans | Housing | Good/satisfactory
Credit quality
Exposure to credit risk	72,994	73,482	76,870
Credit risk | Loans | Housing | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	48,746	55,631	62,371
Credit risk | Loans | Housing | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	24,248	17,851	14,499
Credit risk | Loans | Housing | Weak
Credit quality
Exposure to credit risk	17,841	21,365	19,143
Credit risk | Loans | Housing | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	2,057	3,245	4,509
Credit risk | Loans | Housing | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	11,216	12,659	8,912
Credit risk | Loans | Housing | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	4,568	5,461	5,722
Credit risk | Loans | Personal
Credit quality
Exposure to credit risk	15,250	15,919	17,751
Credit risk | Loans | Personal | Performing - Stage 1
Credit quality
Exposure to credit risk	13,270	13,698	15,672
Credit risk | Loans | Personal | Performing - Stage 2
Credit quality
Exposure to credit risk	1,727	1,935	1,745
Credit risk | Loans | Personal | Non-performing - Stage 3
Credit quality
Exposure to credit risk	253	286	334
Credit risk | Loans | Personal | Strong
Credit quality
Exposure to credit risk	4,974	4,677	5,125
Credit risk | Loans | Personal | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	4,890	4,608	5,020
Credit risk | Loans | Personal | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	84	69	105
Credit risk | Loans | Personal | Good/satisfactory
Credit quality
Exposure to credit risk	9,205	10,107	11,222
Credit risk | Loans | Personal | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	8,092	8,780	10,188
Credit risk | Loans | Personal | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	1,113	1,327	1,034
Credit risk | Loans | Personal | Weak
Credit quality
Exposure to credit risk	1,071	1,135	1,404
Credit risk | Loans | Personal | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	288	310	464
Credit risk | Loans | Personal | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	530	539	606
Credit risk | Loans | Personal | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	253	286	334
Credit risk | Loans | Business
Credit quality
Exposure to credit risk	192,098	184,399	178,282
Credit risk | Loans | Business | Performing - Stage 1
Credit quality
Exposure to credit risk	171,153	164,968	153,241
Credit risk | Loans | Business | Performing - Stage 2
Credit quality
Exposure to credit risk	17,878	15,682	22,252
Credit risk | Loans | Business | Non-performing - Stage 3
Credit quality
Exposure to credit risk	3,067	3,749	2,789
Credit risk | Loans | Business | Strong
Credit quality
Exposure to credit risk	76,798	71,782	63,951
Credit risk | Loans | Business | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	76,014	71,336	62,004
Credit risk | Loans | Business | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	784	446	1,947
Credit risk | Loans | Business | Good/satisfactory
Credit quality
Exposure to credit risk	108,151	104,131	104,810
Credit risk | Loans | Business | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	94,954	93,457	91,049
Credit risk | Loans | Business | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	13,197	10,674	13,761
Credit risk | Loans | Business | Weak
Credit quality
Exposure to credit risk	7,149	8,486	9,521
Credit risk | Loans | Business | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	185	175	188
Credit risk | Loans | Business | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	3,897	4,562	6,544
Credit risk | Loans | Business | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	3,067	3,749	2,789
Credit risk | Held for sale loans
Credit quality
Exposure to credit risk		1,022	1,904
Credit risk | Held for sale loans | Performing - Stage 1
Credit quality
Exposure to credit risk		966	1,289
Credit risk | Held for sale loans | Performing - Stage 2
Credit quality
Exposure to credit risk		56	514
Credit risk | Held for sale loans | Non-performing - Stage 3
Credit quality
Exposure to credit risk			101
Credit risk | Held for sale loans | Strong
Credit quality
Exposure to credit risk		180	53
Credit risk | Held for sale loans | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk		180	48
Credit risk | Held for sale loans | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk			5
Credit risk | Held for sale loans | Good/satisfactory
Credit quality
Exposure to credit risk		842	1,472
Credit risk | Held for sale loans | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk		786	1,229
Credit risk | Held for sale loans | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk		56	243
Credit risk | Held for sale loans | Weak
Credit quality
Exposure to credit risk			379
Credit risk | Held for sale loans | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk			12
Credit risk | Held for sale loans | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk			266
Credit risk | Held for sale loans | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk			101
Credit risk | Undrawn credit commitments
Credit quality
Exposure to credit risk	201,186	200,091	198,703
Credit risk | Undrawn credit commitments | Performing - Stage 1
Credit quality
Exposure to credit risk	192,094	192,219	189,989
Credit risk | Undrawn credit commitments | Performing - Stage 2
Credit quality
Exposure to credit risk	8,771	7,598	8,478
Credit risk | Undrawn credit commitments | Non-performing - Stage 3
Credit quality
Exposure to credit risk	321	274	236
Credit risk | Undrawn credit commitments | Strong
Credit quality
Exposure to credit risk	157,049	155,258	153,706
Credit risk | Undrawn credit commitments | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	154,459	153,712	150,965
Credit risk | Undrawn credit commitments | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	2,590	1,546	2,741
Credit risk | Undrawn credit commitments | Good/satisfactory
Credit quality
Exposure to credit risk	42,888	43,496	43,375
Credit risk | Undrawn credit commitments | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	37,519	38,377	38,891
Credit risk | Undrawn credit commitments | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	5,369	5,119	4,484
Credit risk | Undrawn credit commitments | Weak
Credit quality
Exposure to credit risk	1,249	1,337	1,622
Credit risk | Undrawn credit commitments | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	116	130	133
Credit risk | Undrawn credit commitments | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	812	933	1,253
Credit risk | Undrawn credit commitments | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	321	274	236
Credit risk | Loans and undrawn credit commitments
Credit quality
Exposure to credit risk	924,937	915,486	893,738
Credit risk | Loans and undrawn credit commitments | Performing - Stage 1
Credit quality
Exposure to credit risk	828,521	828,770	821,477
Credit risk | Loans and undrawn credit commitments | Performing - Stage 2
Credit quality
Exposure to credit risk	88,207	76,946	63,079
Credit risk | Loans and undrawn credit commitments | Non-performing - Stage 3
Credit quality
Exposure to credit risk	8,209	9,770	9,182
Credit risk | Loans and undrawn credit commitments | Strong
Credit quality
Exposure to credit risk	664,389	651,105	623,920
Credit risk | Loans and undrawn credit commitments | Strong | Performing - Stage 1
Credit quality
Exposure to credit risk	636,564	627,879	612,443
Credit risk | Loans and undrawn credit commitments | Strong | Performing - Stage 2
Credit quality
Exposure to credit risk	27,825	23,226	11,477
Credit risk | Loans and undrawn credit commitments | Good/satisfactory
Credit quality
Exposure to credit risk	233,238	232,058	237,749
Credit risk | Loans and undrawn credit commitments | Good/satisfactory | Performing - Stage 1
Credit quality
Exposure to credit risk	189,311	197,031	203,728
Credit risk | Loans and undrawn credit commitments | Good/satisfactory | Performing - Stage 2
Credit quality
Exposure to credit risk	43,927	35,027	34,021
Credit risk | Loans and undrawn credit commitments | Weak
Credit quality
Exposure to credit risk	27,310	32,323	32,069
Credit risk | Loans and undrawn credit commitments | Weak | Performing - Stage 1
Credit quality
Exposure to credit risk	2,646	3,860	5,306
Credit risk | Loans and undrawn credit commitments | Weak | Performing - Stage 2
Credit quality
Exposure to credit risk	16,455	18,693	17,581
Credit risk | Loans and undrawn credit commitments | Weak | Non-performing - Stage 3
Credit quality
Exposure to credit risk	$ 8,209	$ 9,770	$ 9,182